UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  MARCH 31, 2000

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):	[    ]  is a restatement.
		[    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

NAME:	THE FIRST NATIONAL BANK IN SIOUX FALLS
		100 S. PHILLIPS AVE.
		SIOUX FALLS, SD  57104

13F FILE NUMBER:		46-0189380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:	CAROL RYSAVY
TITLE:	VICE PRESIDENT, OPERATIONS
PHONE:	605-335-5174


Signature, Place, and Date of Signing:



		Carol Rysavy		Sioux Falls, SD		05/01/00

Report Type (Check only one.):

[  x	]	13F HOLDINGS REPORT.  (Check here if all holdings
of this reporting manager are reported in this report.)

[	]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other
0reporting manager(s).)

[	]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	99

FORM 13F INFORMATION TABLE VALUE TOTAL:	$55,496

	(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

NONE

1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        04/28/00           PAGE
0ASSETS AS OF 03/31/00
0REQUESTED MODEL: BNK
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        04/28/00           PAGE
                                                                    AS OF 03/31/00
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 TRANSOCEAN SEDCO FOREX INC COM       G90078109       428      8,332 SH          X                       6,419                 1,913

 AT&T CORP COM                        001957109       923     16,395 SH          X                       8,571                 7,824

 AT&T CORP COM                        001957109        76      1,350 SH              X   X               1,350

 AXA FINL INC COM                     002451102       487     13,565 SH          X                       8,150                 5,415

 AXA FINL INC COM                     002451102        26        720 SH              X   X                                       720

 ABBOTT LABS COM                      002824100       255      7,240 SH          X                       2,780                 4,460

 AMERICAN EXPRESS CO COM              025816109       164      1,100 SH          X                         500                   600

 AMERICAN EXPRESS CO COM              025816109        60        400 SH              X   X                                       400

 AMERICAN HOME PRODS CORP COM         026609107       516      9,600 SH          X                       8,000                 1,600

 BP AMOCO P L C ADR SPONSORED         055622104     1,366     25,654 SH          X                      11,200                14,454

 BELL ATLANTIC CORP COM               077853109       576      9,421 SH          X                       4,430                 4,991

 BELLSOUTH CORP COM                   079860102       440      9,388 SH          X                       5,772                 3,616

 BENCHMARK ELECTRS INC COM            08160H101     2,384     64,436 SH          X                      61,628                 2,808

 BESTFOODS COM                        08658U101       342      7,300 SH          X                       4,500                 2,800

 BRISTOL MYERS SQUIBB CO COM          110122108       777     13,400 SH          X                      10,640                 2,760

 CHASE MANHATTAN CORP NEW             16161A108       818      9,380 SH          X                       6,208                 3,172

 CHASE MANHATTAN CORP NEW             16161A108        83        949 SH              X   X                 684                   265

 CHEVRON CORP COM                     166751107     1,259     13,615 SH          X                      12,015                 1,600

 CHEVRON CORP COM                     166751107        74        800 SH              X   X                 800

 CISCO SYS INC                        17275R102       280      3,624 SH          X                         634                 2,990

 CITIGROUP INC COM                    172967101       906     15,133 SH          X                      12,483                 2,650

 CITIGROUP INC COM                    172967101        90      1,500 SH              X   X               1,500

 COMPUTER SCIENCES CORP COM           205363104        84      1,065 SH          X                         500                   565

 COMPUTER SCIENCES CORP COM           205363104       237      3,000 SH              X   X                                     3,000

 D&W CONSTRUCTION INC                 233000009       388         89 SH          X                          89

                                               ----------
          PAGE TOTAL                               13,039
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        04/28/00           PAGE
                                                                    AS OF 03/31/00
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 DOLLAR GEN CORP                      256669102     2,293     85,335 SH              X   X                                    85,335

 DOW CHEM CO COM                      260543103     3,377     29,623 SH          X                      27,857                 1,766

 DU PONT E I DE NEMOURS & CO COM      263534109       217      4,106 SH          X                       3,906                   200

 DU PONT E I DE NEMOURS & CO COM      263534109        19        360 SH              X   X                 360

 ELECTRONIC DATA SYS CORP NEW COM     285661104       218      3,400 SH          X                         400                 3,000

 ENRON CORP COM                       293561106       329      4,400 SH          X                       4,000                   400

 EQUITY INCOME FD UNIT 1ST EXCHANGE   294700703     1,567      7,964 SH          X                       7,471                   493
 SER-AT&T SHS
 EQUITY INCOME FD UNIT 1ST EXCHANGE   294700703       161        819 SH              X   X                 819
 SER-AT&T SHS
 EXXON MOBIL CORP COM                 30231G102     2,899     37,199 SH          X                      32,742                 4,457

 EXXON MOBIL CORP COM                 30231G102       129      1,656 SH              X   X                 528                 1,128

 FEDERATED GOVERNMENT TRUST #16       314184102       144     13,288 SH          X                      13,288
 GNMA
 FEDERATED GOVERNMENT TRUST #16       314184102        48      4,456 SH              X   X               4,456
 GNMA
 FEDERATED HIGH YIELD TRUST #38       314197104       106     13,604 SH          X                      13,604

 FEDERATED SHORT TERM INCOME FUND 65  31420C209       267     31,286 SH          X                      27,830                 3,456

 FEDERATED SHORT TERM INCOME FUND 65  31420C209        14      1,642 SH              X   X               1,642

 FORD MTR CO DEL COM                  345370100       368      8,018 SH          X                       3,446                 4,572

 GTE CORP COM                         362320103       458      6,450 SH          X                       3,200                 3,250

 GTE CORP COM                         362320103       114      1,600 SH              X   X                 900                   700

 GANNETT INC                          364730101     2,393     34,000 SH          X                      34,000

 GENERAL ELEC CO COM                  369604103     3,742     24,047 SH          X                      15,174                 8,873

 GENERAL MTRS CORP COM                370442105       518      6,252 SH          X                       5,804                   448

 GENERAL MTRS CORP COM                370442105        30        360 SH              X   X                 360

 GILLETTE CO COM                      375766102         3         85 SH          X                                                85

 GILLETTE CO COM                      375766102       271      7,200 SH              X   X               7,200

 GLAXO WELLCOME PLC SPONSORED ADR     37733W105        11        200 SH          X                         200

                                               ----------
          PAGE TOTAL                               19,696
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        04/28/00           PAGE
                                                                    AS OF 03/31/00
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 GLAXO WELLCOME PLC SPONSORED ADR     37733W105       229      4,000 SH              X   X                                     4,000

 HEWLETT-PACKARD INC COM              428236103       358      2,701 SH          X                       2,400                   301

 INTEL CORP                           458140100     1,201      9,105 SH          X                       6,855                 2,250

 INTEL CORP                           458140100       106        800 SH              X   X                                       800

 INTERNATIONAL BUSINESS MACHS COM     459200101     1,622     13,748 SH          X                      10,448                 3,300

 JOHNSON & JOHNSON COM                478160104       221      3,145 SH          X                       1,400                 1,745

 JOHNSON & JOHNSON COM                478160104       112      1,600 SH              X   X                                     1,600

 KIMBERLY-CLARK CORP                  494368103       207      3,692 SH          X                       1,092                 2,600

 LUCENT TECHNOLOGIES INC COM          549463107       843     13,601 SH          X                       7,803                 5,798

 LUCENT TECHNOLOGIES INC COM          549463107        32        512 SH              X   X                 512

 MCI WORLDCOM INC COM                 55268B106       396      8,743 SH          X                       4,208                 4,535

 MCI WORLDCOM INC COM                 55268B106        20        450 SH              X   X                                       450

 MCDONALDS CORP COM                   580135101       360      9,645 SH          X                       1,200                 8,445

 MCDONALDS CORP COM                   580135101        15        400 SH              X   X                                       400

 MEDIAONE GROUP INC COM               58440J104       215      2,656 SH          X                       1,260                 1,396

 MERCK & CO INC COM                   589331107       433      6,974 SH          X                         974                 6,000

 MERCK & CO INC COM                   589331107       280      4,500 SH              X   X               3,600                   900

 MICROSOFT CORP COM                   594918104       383      3,605 SH          X                         800                 2,805

 MICROSOFT CORP COM                   594918104       128      1,200 SH              X   X                                     1,200

 MINNESOTA MNG & MFG CO COM           604059105       221      2,500 SH          X                       1,100                 1,400

 MINNESOTA MNG & MFG CO COM           604059105        35        400 SH              X   X                                       400

 NASDAQ 100 TR UNIT SER 1             631100104     1,743     15,920 SH          X                      12,170                 3,750

 NORTHERN STS PWR CO MINN COM         665772109       822     41,379 SH          X                      28,917                12,462

 NORTHERN STS PWR CO MINN COM         665772109        55      2,784 SH              X   X               2,784

 NORTHWESTERN CORP COM                668074107       227     11,012 SH          X                       8,012                 3,000

                                               ----------
          PAGE TOTAL                               10,264
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE COMMISSION FORM 13-F        04/28/00           PAGE
                                                                    AS OF 03/31/00
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 NORTHWESTERN CORP COM                668074107        17        800 SH              X   X                 800

 PPG INDS INC COM                     693506107       216      4,125 SH              X   X               4,125

 PLACER DOME INC COM                  725906101       169     20,802 SH              X   X                                    20,802

 RITE AID CORP COM                    767754104        89     15,792 SH          X                      15,792

 SBC COMMUNICATIONS INC               78387G103     1,181     28,030 SH          X                      16,684                11,346

 SAFEWAY INC COM NEW                  786514208       646     14,283 SH          X                      11,100                 3,183

 SCHERING PLOUGH CORP COM             806605101       801     21,575 SH          X                      15,525                 6,050

 SPRINT CORP COMMON                   852061100       350      5,560 SH          X                       5,560

 SPRINT CORP COMMON                   852061100        52        824 SH              X   X                                       824

 SPRINT CORP PCS COM SER 1            852061506       182      2,780 SH          X                       2,780

 SPRINT CORP PCS COM SER 1            852061506        27        412 SH              X   X                                       412

 SUNTRUST BKS INC COM                 867914103       260      4,500 SH          X                       4,500

 TARGET CORP COM                      87612E106       624      8,350 SH          X                       4,900                 3,450

 TENNANT CO COM                       880345103     1,401     45,200 SH              X   X              45,200

 TEXACO INC COM                       881694103       627     11,664 SH          X                       9,948                 1,716

 TEXACO INC COM                       881694103        32        600 SH              X   X                 600

 U S BANCORP OREGON COM               902973106       427     19,502 SH          X                       9,856                 9,646

 U S WEST INC NEW COM                 91273H101       299      4,123 SH          X                       1,492                 2,631

 VODAFONE GROUP PLC SPONSORED ADR     92857T107       219      3,950 SH          X                       1,950                 2,000

 WAL MART STORES INC COM              931142103       251      4,434 SH          X                       1,390                 3,044

 WAL MART STORES INC COM              931142103        25        450 SH              X   X                                       450

 WARNER LAMBERT CO COM                934488107       291      2,976 SH          X                         576                 2,400

 WELLS FARGO & CO NEW COM             949746101     4,238    103,999 SH          X                      80,383                23,616

 WELLS FARGO & CO NEW COM             949746101        73      1,800 SH              X   X               1,800

                                               ----------
          PAGE TOTAL                               12,497
         FINAL TOTALS                              55,496